Organization and Business of Companies (Details Textual)	1 Months Ended			1 Months Ended		1 Months Ended
	Oct. 31, 2009 Sang Heng [Member]	Sep. 30, 2009 Kings Gaming [Member]	Nov. 10, 2010 Kings Gaming [Member]	Jun. 30, 2011 Sang Lung [Member]	May 18, 2012 Jubilee Dynasty [Member]	Feb. 28, 2011 Bao Li Gaming [Member]	Sep. 05, 2012 Bao Li Gaming [Member]	May 28, 2013 Frontier Champion [Member]	Jun. 26, 2013 Le Royal Arc Casino [Member]
Organization And Basis Of Presentation [Line Items]
Acquire Right Percentage Of Profits			100.00%		100.00%		100.00%	100.00%	100.00%
Maximum Commission Percentage	1.25%	1.25%		1.25%		1.25%